Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 2,925.1	$ 2,763.0
Issuance	0.7	3.6
Repayment	(336.4)	(59.7)
Effect of foreign currency exchange rate changes	(158.5)	214.1
Other	11.4	4.1
Carrying amount, ending balance	2,442.3	2,925.1
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	2,799.3	2,609.7
Issuance	0.0	0.0
Repayment	(302.4)	(20.9)
Effect of foreign currency exchange rate changes	(167.0)	209.1
Other	9.1	1.4
Carrying amount, ending balance	2,339.0	2,799.3
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	125.8	153.3
Issuance	0.7	3.6
Repayment	(34.0)	(38.8)
Effect of foreign currency exchange rate changes	8.5	5.0
Other	2.3	2.7
Carrying amount, ending balance	$ 103.3	$ 125.8